SUPPLEMENT DATED MAY 13, 2014
TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective May 12, 2014, in the section entitled, "Summary Overview of Each Fund" for the JNL/MMRS Conservative Fund under "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 60% of assets to Underlying Funds that invest primarily in fixed income securities and 40% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund's allocation will vary based on the Sub-Adviser's risk management calculations.  Under normal circumstances, the Fund may allocate approximately 50% to 100% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and up to 50% of its assets in to Underlying Funds that invest primarily in equity securities.

Effective May 12, 2014, in the section entitled, "Summary Overview of Each Fund" for the JNL/MMRS Growth Fund under "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 20% of assets to Underlying Funds that invest primarily in fixed income securities and 80% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund's allocation will vary based on the Sub-Adviser's risk management calculations.  Under normal circumstances, the Fund may allocate approximately 10% to 90% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and 10% to 90% of its assets in to Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by the Sub-Adviser, such as extreme equity market volatility, the Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed income securities.  The Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when the Sub-Adviser determines there are opportunities or market conditions that warrant such an investment.

Effective May 12, 2014, in the section entitled, "Summary Overview of Each Fund" for the JNL/MMRS Moderate Fund under "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 40% of assets to Underlying Funds that invest primarily in fixed income securities and 60% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund's allocation will vary based on the Sub-Adviser's risk management calculations.  Under normal circumstances, the Fund may allocate approximately 25% to 100% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and up to 75% of its assets in to Underlying Funds that invest primarily in equity securities.

Effective May 12, 2014, in the section entitled, "Additional Information About Each Fund" for the JNL/MMRS Conservative Fund under "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 60% of assets to Underlying Funds that invest primarily in fixed income securities and 40% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund's allocation will vary based on the Sub-Adviser's risk management calculations.  Under normal circumstances, the Fund may allocate approximately 50% to 100% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and up to 50% of its assets in to Underlying Funds that invest primarily in equity securities.

Effective May 12, 2014, in the section entitled, "Additional Information About Each Fund" for the JNL/MMRS Growth Fund under "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 20% of assets to Underlying Funds that invest primarily in fixed income securities and 80% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund's allocation will vary based on the Sub-Adviser's risk management calculations.  Under normal circumstances, the Fund may allocate approximately 10% to 90% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and 10% to 90% of its assets in to Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by the Sub-Adviser, such as extreme equity market volatility, the Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed income securities.  The Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when the Sub-Adviser determines there are opportunities or market conditions that warrant such an investment.

Effective May 12, 2014, in the section entitled, "Additional Information About Each Fund" for the JNL/MMRS Moderate Fund under "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 40% of assets to Underlying Funds that invest primarily in fixed income securities and 60% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund's allocation will vary based on the Sub-Adviser's risk management calculations.  Under normal circumstances, the Fund may allocate approximately 25% to 100% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and up to 75% of its assets in to Underlying Funds that invest primarily in equity securities.

This supplement is dated May 13, 2014.